Short-Term Debt and Credit Facilities (Tables)	12 Months Ended
Dec. 31, 2017
Short-term Debt [Abstract]
Schedule of Line of Credit Facilities [Table Text Block]
The following table provides information regarding the Company's revolving credit agreements at December 31, 2017.

	Aggregate	Amount	Weighted-Average
Entity	Commitment	Outstanding (A)	Interest Rate		Expiration
	(In millions)
OGE Energy (B)	$450.0	$168.4	1.62%	(D)	March 8, 2022
OG&E (C)	450.0	0.3	0.95%	(D)	March 8, 2022
Total	$900.0	$168.7	1.62%

(A)	Includes direct borrowings under the revolving credit agreements, commercial paper borrowings and letters of credit at December 31, 2017.

(B)	This bank facility is available to back up the Company's commercial paper borrowings and to provide revolving credit borrowings. This bank facility can also be used as a letter of credit facility.

(C)	This bank facility is available to back up OG&E's commercial paper borrowings and to provide revolving credit borrowings. This bank facility can also be used as a letter of credit facility.

(D)	Represents the weighted-average interest rate for the outstanding borrowings under the revolving credit agreements, commercial paper borrowings and letters of credit.